AQR Managed Futures Strategy Fund Investment Objectives and Goals - AQR Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AQR Managed Futures Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AQR Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.As further described under “Details About the AQR Managed Futures Strategy Fund” in the Fund’s prospectus, a “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.